FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENT
Summary of fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis

	As of December 31, 2020			Total Fair
RMB	Level 1	Level 2	Level 3	Value
Investment securities:
Equity securities with readily determinable fair value	—	—	50,000	50,000
Total	—	—	50,000	50,000

Summary of reconciliation from the opening balances to the closing balances for recurring fair value measurements categorized as Level 3 of the fair value hierarchy

		For the Year Ended December 31, 2019
		Gain or Losses
			Included in	Foreign
			Other	Currency
	January 1,	Included in	Comprehensive	Translation		December 31,
RMB	2019	Earnings	Loss	Adjustment	Extinguishment	2019
Investment securities:
Debt securities	21,559,157	—	1,591,098	373,491	—	23,523,746
Equity securities with readily determinable fair value	328,742	(274,829)	—	1,389	—	55,302
Total	21,887,899	(274,829)	1,591,098	374,880	—	23,579,048
Liabilities:
Convertible debt	(22,450,219)	(8,749,608)	—	(633,141)	31,832,968	—

		For the Year Ended December 31, 2020
		Gain or Losses
			Included in	Foreign
			Other	Currency
	January 1,	Included in	Comprehensive	Translation		December 31,
RMB	2020	Earnings	Loss	Adjustment	Disposal	2020
Investment securities:
Debt securities	23,523,746	4,863,233	(3,406,863)	42,977	(25,023,093)	—
Equity securities with readily determinable fair value	55,302	(5,247)	—	17	(72)	50,000
Total	23,579,048	4,857,986	(3,406,863)	42,994	(25,023,165)	50,000

		For the Year Ended December 31, 2021
		Gain or Losses
			Included in	Foreign
			Other	Currency
	January 1,	Included in	Comprehensive	Translation		December 31,
RMB	2021	Earnings	Loss	Adjustment	Disposal	2021
Investment securities:
Equity securities with readily determinable fair value	50,000	—	—	—	(50,000)	—
Total	50,000	—	—	—	(50,000)	—